Schedule of share capital (Details) (Parenthetical) - Cilo Cybin Holdings Limited [member] - shares	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Number of shares authorised		2,000,000,000	2,000,000,000
Number of shares authorised		63,916,115
Number of shares issued	71,017,906	63,916,115	63,916,115
Number of shares authorised	2,000,000,000	2,000,000,000
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised	60,000,000	60,000,000